Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Products/Services (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	$ 228,890,160	$ 123,263,543	$ 91,018,804
Game publishing	7,146,373	16,029,523	3,431,680
Media advertising services- subtotal	1,513,062	2,238,364	2,716,089
Other revenue	1,374,494	541,156	368,128
Total revenues	238,924,089	142,072,586	97,534,701
Console game [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	160,811,234	36,082,735	38,429,942
Console game code [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	68,078,926	87,180,808	52,588,862
Video marketing campaign services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	1,451,324	1,815,420	2,128,589
Social media advertising services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	$ 61,738	$ 422,944	$ 587,500